Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings/(loss) per share
	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
Earnings / (loss) per share	2020	2019	2018
Net income / (loss) attributable to WISeKey International Holding AG (USD'000)	(28,659)	8,187	(16,278)
Effect of potentially dilutive instruments on net gain (USD'000)	N/A	335	N/A
Net income / (loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments (USD'000)	N/A	8,522	N/A
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	42,785,300	36,079,000	33,904,659
Effect of potentially dilutive equivalent shares	N/A	1,399,458	N/A
Weighted average shares outstanding - diluted	N/A	37,478,458	N/A
Net earnings / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	(0.67)	0.23	(0.48)
Diluted weighted average loss per share attributable to WIHN (USD)	(0.67)	0.23	(0.48)

Dilutive vehicles with anti-dilutive effect
Dilutive vehicles with anti-dilutive effect	2020	2019	2018
Total stock options	1,333,434	-	1,342,819
Warrants	-	-	2,942,374
Total convertible instruments	20,369,716	-	6,821,804
Total number of shares from dilutive vehicles with anti-dilutive effect	21,703,150	-	11,106,997

Dilutive vehicles
Dilutive vehicles	2020	2019	2018
Total stock options	-	2,327,115	-
Warrants	-	-	-
Total convertible instruments	-	693,230	-
Total number of shares from dilutive vehicles	-	3,020,345	-